FAIR VALUE MEASUREMENTS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 17, 2020
Warrants [Abstract]
Fair value transfers into or out of Level 3 during the period	$ 0
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	$ 25,340,000	$ 23,530,000	$ 16,109,000	$ 16,290,000
Public Warrants [Member]
Warrants [Abstract]
Class of Warrant or Right, Outstanding	11,500,000	11,500,000
Private Placement Warrants [Member]
Warrants [Abstract]
Class of Warrant or Right, Outstanding	6,600,000	6,600,000
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability		$ 23,530,000
Cash [Member]
Assets Held-in-trust [Abstract]
Assets, Fair Value Disclosure	$ 753	753
US Treasury Securities [Member]
Assets Held-in-trust [Abstract]
Assets, Fair Value Disclosure	230,095,620	230,052,496
US Treasury Bill Securities [Member]
Assets Held-in-trust [Abstract]
Assets, Fair Value Disclosure		230,052,496
Fair Value, Recurring [Member]
Assets [Abstract]
Investments, Fair Value Disclosure	230,096,373	230,053,249
Fair Value, Recurring [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	16,100,000	14,950,000
Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	9,240,000	8,580,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets [Abstract]
Investments, Fair Value Disclosure	230,096,373	230,053,249
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	16,100,000	14,950,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets [Abstract]
Investments, Fair Value Disclosure	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	9,240,000	8,580,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets [Abstract]
Investments, Fair Value Disclosure	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	$ 0	$ 0